AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

                              PROSPECTUS SUPPLEMENT

           VP Advantage * VP Capital Appreciation * VP Income & Growth
                          VP International * VP Value

                       SUPPLEMENT DATED SEPTEMBER 4, 1998
                          Prospectus dated May 1, 1998

SPECIAL MEETING OF SHAREHOLDERS

    The Board of Directors has requested that a Special Meeting of Shareholders be held on November 16, 1998, for the following purposes:

    1.  To elect a Board of Directors of nine members;

    2. To vote on the approval of a Management Agreement with American Century Investment Management, Inc. ("ACIM");

    3. To ratify the selection of Deloitte & Touche LLP as independent auditors;

    4.  To  approve  the  adoption  of   standardized   fundamental   investment
        limitations (all funds except VP Income & Growth); and

    5. To transact such other business as may come before the meeting, although we are not aware of any other items to be considered.

    The record date for the meeting is September 4, 1998. Shareholders of the funds as of the close of business on that date will be entitled to vote at the meeting. All of the outstanding shares of the funds are owned by insurance companies that use such shares as funding options for variable life insurance policies and variable annuity contracts sold by those insurance companies. Accordingly, those insurance companies are the only shareholders entitled to attend, either in person or by proxy, and vote shares at the Special Meeting. Proxy materials containing more information about these proposals are expected to be sent to shareholders on September 24, 1998. Although owners of the policies/contracts issued by the insurance companies are not entitled to attend or vote shares at the Special Meeting, the insurance companies are using these proxy materials to solicit voting instructions from those policy/contract holders entitled under the terms of their policies/contracts to instruct the insurance companies how to vote at the Special Meeting. If approved by shareholders, all proposals will become effective immediately upon approval.

    Further Information About Proposal 2

    The proposed Management Agreement is only slightly different from the current Management Agreement. First, the proposed Management Agreement will change the fee schedule for VP Capital Appreciation, VP International and VP Value to reflect voluntary fee waivers by ACIM that will take effect on October 1, 1998. The proposed Management Agreement does not change fees payable by VP Advantage or VP Income & Growth. The proposed Management Agreement also will formalize an agreement between the funds and ACIM with respect to the funds' names, and will permit ACIM to contract with third parties for services it provides to the funds.

    Further Information About Proposal 4

    Because VP Income & Growth was created after the adoption of standard fundamental investment policies by American Century's retail funds, its shareholders do not need to adopt new policies. The other four funds have fundamental investment restrictions that vary from each other, from those of VP Income & Growth and from the other funds in the American Century family. Those four funds also have investment restrictions that reflect legal and other requirements that are no longer applicable. In the interests of efficiency in fund management and compliance, the manager has formulated a standard set of policies for all funds that reflect current industry practice and will allow the funds to respond to changes in regulatory and industry practice without the expense and delay of a shareholder vote. It should be noted that the adoption of the proposed changes is not expected to substantially affect the way the funds are managed.

The following new section is added after the section "Transfer and Administrative Services" on page 14 of the VP Advantage and VP International Prospectuses, page 12 of the VP Capital Appreciation and VP Income & Growth Prospectuses, and page 13 of the VP Value Prospectus.

YEAR 2000 ISSUES

    Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly its ability to provide shareholder services, may be hampered.

    In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The manager has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the manager may consider when making investment decisions, and other factors may receive greater weight.

The following disclosure replaces the fourth paragraph under the heading "Investment Management" found on page 12 of the VP Value Prospectus.

    R. TODD VINGERS, Portfolio Manager, joined American Century in August 1994 as an Investment Analyst, a position he held until February 1998. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Vingers attended the University of Chicago Graduate School of Business from October 1991 to June 1994, where he obtained his MBA degree.

SH-SPL-13849   9808

                                P.O. Box 419385  [american century logo(reg.sm)]
                          Kansas City, Missouri              American
                                     64141-6385          Century(reg.sm)
                 1-800-345-3533 or 816-531-5575

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

                              PROSPECTUS SUPPLEMENT
                                   VP Balanced

                       SUPPLEMENT DATED SEPTEMBER 4, 1998
                          Prospectus dated May 1, 1998

SPECIAL MEETING OF SHAREHOLDERS

    The Board of Directors has requested that a Special Meeting of Shareholders be held on November 16, 1998, for the following purposes:

    1.  To elect a Board of Directors of nine members;

    2. To vote on the approval of a Management Agreement with American Century Investment Management, Inc. ("ACIM");

    3. To ratify the selection of Deloitte & Touche LLP as independent auditors;

    4.  To  approve  the  adoption  of   standardized   fundamental   investment
        limitations; and

    5. To transact such other business as may come before the meeting, although we are not aware of any other items to be considered.

    The record date for the meeting is September 4, 1998. Shareholders of the fund as of the close of business on that date will be entitled to vote at the meeting. All of the outstanding shares of the fund are owned by insurance companies that use such shares as funding options for variable life insurance policies and variable annuity contracts sold by those insurance companies. Accordingly, those insurance companies are the only shareholders entitled to attend, either in person or by proxy, and vote shares at the Special Meeting. Proxy materials containing more information about these proposals are expected to be sent to shareholders on September 24, 1998. Although owners of the policies/contracts issued by the insurance companies are not entitled to attend or vote shares at the Special Meeting, the insurance companies are using these proxy materials to solicit voting instructions from those policy/contract holders entitled under the terms of their policies/contracts to instruct the insurance companies how to vote at the Special Meeting. If approved by shareholders, all proposals will become effective immediately upon approval.

    Further Information About Proposal 2

    The proposed Management Agreement is only slightly different from the current Management Agreement. First, the proposed Management Agreement will change the fund's fee schedule to reflect a voluntary fee waiver by ACIM that will take effect on October 1, 1998. The proposed Management Agreement also will formalize an agreement between the fund and ACIM with respect to the fund's name, and will permit ACIM to contract with third parties for services it provides to the fund.

    Further Information About Proposal 4

    Currently, the fund's fundamental investment restrictions vary from those of other funds in the American Century family. The fund also has investment restrictions that reflect legal and other requirements that are no longer applicable to the fund. In the interests of efficiency in fund management and compliance, the manager has formulated a standard set of policies that reflect current industry practice and will allow the fund to respond to changes in regulatory and industry practice without the expense and delay of a shareholder vote. It should be noted that the adoption of the proposed changes is not expected to substantially affect the way the fund is managed.

MODIFICATION OF INVESTMENT STRATEGY

Effective November 1, 1998, the fund will modify the way its equity portion is managed. Historically, investments for the equity part of the fund, which comprise about 60% of the fund's assets, have been guided by a growth investment strategy developed by American Century. This has led the fund's equity assets to be invested in companies with earnings and revenues that are growing at an accelerating pace.

In order to decrease the volatility potential of its equity portfolio, effective November 1, 1998, equity investments will be guided by our quantitative equity management style. Accordingly, as of November 1, 1998, the disclosure set forth below will replace the second and third paragraphs under the heading "Investment Policies of the Fund" on page 5 of the Prospectus.

    With the equity portion of the VP Balanced portfolio, which management intends to be approximately 60% of the fund's assets, the manager utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the manager ranks stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock). These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the manager uses ratios of stock price to book value and stock price to cash flow, among others. To measure growth, the manager uses, among others, the rate of growth of a company's earnings and changes in the earnings estimates for a company.

    In the second step, the manager uses a technique called portfolio optimization. In portfolio optimization, the manager uses a computer to build a portfolio of stocks from the ranking described earlier that it thinks will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.

In this change of guiding style, the portfolio management team responsible for the equity portion of Balanced will change. The team managing the fixed income portion will not change. To reflect the management team changes, as of November 1, 1998, the following disclosure will replace paragraphs 4, 7 and 8 under the heading "Investment Manager" on page 13 of the Prospectus.

    JOHN SCHNIEDWIND, Senior Vice President and Group Leader - Quantitative Equity, joined American Century in 1982. He is a member of the team that manages the equity portion of Balanced.

    JEFFREY R. TYLER, Senior Vice President and Portfolio Manager, joined American Century in January 1988. He is a member of the team that manages the equity portion of Balanced.

The   following   new  section  is  added  after  the  section   "Transfer   and
Administrative Services" found on page 14 of the Prospectus.

YEAR 2000 ISSUES

    Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly its ability to provide shareholder services, may be hampered.

    In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the fund's performance. The manager has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the manager may consider when making investment decisions, and other factors may receive greater weight.

SH-SPL-13848   9808

                                P.O. Box 419385  [american century logo(reg.sm)]
                          Kansas City, Missouri              American
                                     64141-6385          Century(reg.sm)
                 1-800-345-3533 or 816-531-5575